INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2025
INCOME TAXES [Abstract]
Income Tax Provision
The income tax provision consisted of the following components:

	For the years ended March 31,
	2025	2024	2023
Current income tax expense	$—	$—	$—
Deferred income tax expense	(153,428)	(439,934)	(714,861)
Total income tax expense	$(153,428)	$(439,934)	$(714,861)

Reconciliation of Effective Income Tax Rate and Provision
A reconciliation between the Group’s effective income tax rate and the provision under Hong Kong statutory tax rate is as follows:

	For the years ended March 31,
	2025	2024	2023
(Loss) income before income tax expenses	$(11,814,077)	$2,936,488	$3,795,566
Tax at applicable income tax rate (16.5%)	(1,949,323)	484,521	626,268
Tax effect of different tax rates in other jurisdictions	429,401	(76,256)	(3,151)
Tax effect on non-taxable income	(289)	(404)	(828)
Tax effect on under (over) provision in respect of prior year, net	76,902	—	—
Tax effect on non-deductible expenses	114,159	32,073	92,572
Tax effect on change in valuation allowance	1,482,578	—	—
Income tax expense	$153,428	$439,934	$714,861

Component of Deferred Tax Assets
As of March  31, 2025 and 2024, the significant components of the deferred tax assets were summarized below:

	As of March 31,
	2025	2024
Net operating loss carried forward	$614,768	$144,040
Share-based compensation	848,574	—
Others	19,236	8,743
Subtotal	1,482,578	152,783
Less: valuation allowance	(1,482,578)	—
Net deferred tax assets	$—	$152,783